Document and Entity Information Document	Nov. 06, 2026
DEI [Abstract]
Entity Central Index Key	0000875357
Entity Incorporation, State or Country Code	OK
Document Type	8-K
Document Period End Date	Nov. 06, 2026
Entity File Number	001-37811
Entity Registrant Name	BOK FINANCIAL CORP
City Area Code	918
Local Phone Number	588-6000
Entity Tax Identification Number	73-1373454
Entity Address, Address Line One	Boston Avenue at Second Street
Entity Address, City or Town	Tulsa,
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74172
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00006 per share
Trading Symbol	BOKF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false